Form N-CSR Cover	6 Months Ended
Jan. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Government Money Market Fund, Inc.
Entity Central Index Key	0000067590
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026